Business Combinations - Schedule of Business Combination Tendered (Details)	Nov. 21, 2023 USD ($) $ / shares
Schedule of Business Combination Tendered [Line Items]
Warrants Tendered	$ 13,152,206
Total Cash Paid for Warrants Tendered	1,315,221
Private Placement Warrants [Member]
Schedule of Business Combination Tendered [Line Items]
Warrants Tendered	$ 7,250,000
Repurchase Price (in Dollars per share) | $ / shares	$ 0.1
Total Cash Paid for Warrants Tendered	$ 725,000
Public Warrants [Member]
Schedule of Business Combination Tendered [Line Items]
Warrants Tendered	$ 5,902,206
Repurchase Price (in Dollars per share) | $ / shares	$ 0.1
Total Cash Paid for Warrants Tendered	$ 590,221